Related-Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 12. Related-Party Transactions

The Company’s main vendor is also an equity holder in the Company. Total payments related to the agreement with the related party are disclosed in Note 8. The Company also purchases services from this related party to assist in managing its own sales cycle, customer relationship management, and other business functions. The Company signed a three-year, non-cancellable agreement with the related party in December 2015 for the purchase of services and renewed in December 2018 for an additional two years. Total payments to the related party for these services recorded to expenses were $0.3 million and $0.3 million for the three months ended July 31, 2019 and 2020, respectively, and $0.5 million and $0.6 million for the six months ended July 31, 2019 and 2020, respectively and $1.1 million and $0.5 million were in prepaid expenses and other current assets as of January 31, 2020 and July 31, 2020, respectively. Accounts payable to the related party were $3.3 million and $4.0 million at January 31, 2020 and July 31, 2020, respectively, included in accounts payable, related parties.

In the quarter ended July 31, 2020 certain equity holders no longer qualified as a related party of the Company and the amounts disclosed related to them are presented through April 30, 2020 only. Included in revenues from three equity holders, who are also customers of the Company, are $2.1 million and $0.0 million for the three months ended July 31, 2019 and 2020, respectively, and $4.3 million and $2.8 million for the six months ended July 31, 2019 and 2020, respectively. Deferred revenue, current portion, related parties was $8.0 million and $0.0 million as of January 31, 2020 and July 31, 2020, respectively. Accounts receivable, related parties was $9.2 million and $0.0 million as of January 31, 2020 and July 31, 2020, respectively.

The Company has a banking relationship with one of its equity holders who was formerly considered a related party. In the quarter ended July 31, 2020, the equity holder no longer qualifies as a related party of the Company and the amounts disclosed related to such equity holder are presented as a related party through April 30, 2020, only. Included in interest income is $0.2 million and $0.0 million for the three months ended July 31, 2019 and 2020, respectively, and $0.4 million and $0.1 million for the six months ended July 31, 2019 and 2020, respectively.

The Company made an agreement with one of its equity holders in May 2016 to spend an agreed-upon amount of funds over a three-year period to further the alliance between the two companies. In July 2019, the agreement was extended for an additional three years. As of July 31, 2020, the Company was in compliance with the terms of the agreement. In the quarter ended July 31, 2020, the equity holder no longer qualifies as a related party of the Company and the amounts disclosed related to such equity holder are presented as a related party through April 30, 2020, only. There were no amounts spent for the three months ended July 31, 2019 and 2020 and $0.02 million and $0.0 million for the six months ended July 31, 2019 and 2020, respectively. As of July 31, 2020, there was a $0.2 million obligation remaining which is expected to be fulfilled within one year.

Note 15. Related-Party Transactions

The Company’s main vendor is also an equity holder in the Company. Total payments related to the reseller agreement with the related party are disclosed in Note 9. The Company also purchases services from this related party to assist in managing its own sales cycle, customer relationship management, and other business functions. The Company signed a three-year, non-cancellable agreement with the related party in December 2015 for the purchase of services and renewed in December 2018 for an additional two years. Total payments to the related party for these services recorded to expenses were $0.5 million, $0.8 million and $1.1 million for the fiscal years ended January 31, 2018, 2019 and 2020, respectively, and $0.7 million and $1.1 million were in prepaid expenses and other current assets as of January 31, 2019 and 2020, respectively. Accounts payable to the related party were $2.1 million and $3.3 million at January 31, 2019 and 2020, respectively, included in accounts payable, related parties.

As discussed in Note 2, there are equity holders who are also customers of the Company. Included in revenues are $8.1 million, $9.9 million and $8.4 million from three equity holder customers for the fiscal years ended January 31, 2018, 2019 and 2020, respectively. Related party balances in current deferred revenue, related parties were $6.9 million and $8.0 million as of January 31, 2019 and 2020, respectively.

The Company has a banking relationship with one of its equity holders. Included in interest income is $0.2 million, $0.9 million and $0.7 million for the fiscal years ended January 31, 2018, 2019 and 2020, respectively.

The Company made an agreement with one of its equity holders in May 2016 to spend an agreed-upon amount of funds over a three-year period to further the alliance between the two companies. As of fiscal year end January 31, 2020, the Company was in compliance with the terms of the agreement. Total consideration amounted to $0.3 million, $1.7 million, and $0.06 million for the fiscal years ended January 31, 2018, 2019 and 2020, respectively. In April 2019, the agreement was extended for an additional three years. As of January 31, 2020, there was a $0.2 million obligation remaining expected to be fulfilled within one year.